Related party transactions and transactions with a principal shareholder (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equipment [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 0	$ 0	$ 7
Luk Lai Ching Kimmy
Related Party Transaction [Line Items]
Operating Leases, Income Statement, Lease Revenue	$ 49	$ 33	$ 0